INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Income Tax Disclosure [Abstract]
Income before income taxes	$ 1,730,141	$ 2,906,539	$ 2,313,760
Other-net	2,443	4,507	7,427
Adjusted pre-tax income	$ 1,732,584	$ 2,911,046	$ 2,321,187
Statutory rate	26.42%	34.00%	34.00%
Income tax provision at statutory rate	$ 457,749	$ 989,756	$ 789,204
Remeasurement of federal deferred income taxes	(2,390,000)
State deferred income taxes	587,000
Other-net	101,251	(8,756)	6,796
Income tax provision	$ (1,244,000)	$ 981,000	$ 796,000